Financial Instruments With Off-Balance Sheet Risk - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Loan Purchase Commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding loan commitment under financial instrument off balance sheet risk	$ 42,700	$ 36,400
Unused lines of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding loan commitment under financial instrument off balance sheet risk	$ 473	$ 355